Statements Of Income And Changes In Plan Equity	EBP 2019 [Member] USD ($)
Additions:
Participant contributions	$ 230,501
Total additions:	230,501
Deductions:
Cost of shares purchased	135,972
Payable to purchase shares	87,295
Refunds paid and payable to participants	7,234
Total deductions	230,501
Net changes in plan equity	0
Beginning of period at Dec. 31, 2023	0
End of period at Dec. 31, 2024	0
Additions:
Participant contributions	92,613
Total additions:	92,613
Deductions:
Cost of shares purchased	69,983
Payable to purchase shares	21,543
Refunds paid and payable to participants	1,087
Total deductions	92,613
Net changes in plan equity	0
End of period at Dec. 31, 2025	$ 0